DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments
Schedule of derivatives instruments

	R$ thousands
	On December 31, 2024				On December 31, 2023
	Notional value	Amortized cost	Fair value adjustment	Fair value	Notional value	Amortized cost	Fair value adjustment	Fair value
Futures contracts
Purchase commitments:	211,703,083	-	-	-	164,372,715	-	-	-
- Interbank market	178,029,255	-	-	-	132,161,908	-	-	-
- Foreign currency	22,985,640	-	-	-	14,481,278	-	-	-
- Other	10,688,188	-	-	-	17,729,529	-	-	-
Sale commitments:	161,641,895	-	-	-	220,715,317	-	-	-
- Interbank market (1)	95,605,090	-	-	-	163,879,990	-	-	-
- Foreign currency (2)	48,246,297	-	-	-	49,212,584	-	-	-
- Other	17,790,508	-	-	-	7,622,743	-	-	-

Option contracts
Purchase commitments:	685,622,189	1,151,336	27,409	1,178,745	1,030,322,549	3,175,395	257,087	3,432,482
- Interbank market	529,190,365	504,563	34,350	538,913	928,351,318	2,354,374	-	2,354,374
- Foreign currency	3,949,723	156,053	(42,981)	113,072	4,580,443	77,305	20,244	97,549
- Other	152,482,101	490,720	36,040	526,760	97,390,788	743,716	236,843	980,559
Sale commitments:	672,980,325	(1,779,852)	123,200	(1,656,652)	1,022,551,043	(2,071,414)	(165,205)	(2,236,619)
- Interbank market	513,818,125	(440,226)	-	(440,226)	919,050,649	(719,366)	-	(719,366)
- Foreign currency	6,870,683	(220,375)	(180,480)	(400,855)	4,573,904	(68,382)	47,472	(20,910)
- Other	152,291,517	(1,119,251)	303,680	(815,571)	98,926,490	(1,283,666)	(212,677)	(1,496,343)

Forward contracts
Purchase commitments:	64,273,935	2,540,319	(11,634)	2,528,685	34,113,304	(855,134)	(3,953)	(859,087)
- Foreign currency	62,442,929	2,569,853	-	2,569,853	33,043,985	(849,505)	(551)	(850,056)
- Other	1,831,006	(29,534)	(11,634)	(41,168)	1,069,319	(5,629)	(3,402)	(9,031)
Sale commitments:	47,310,325	(1,099,617)	(17,442)	(1,117,059)	28,256,407	772,080	(8,496)	763,584
- Foreign currency (2)	46,463,548	(1,522,017)	-	(1,522,017)	24,698,728	449,969	-	449,969
- Other	846,777	422,400	(17,442)	404,958	3,557,679	322,111	(8,496)	313,615

Swap contracts
Assets (long position):	1,080,360,424	9,792,714	3,841,711	13,634,425	786,364,992	6,973,332	828,588	7,801,920
- Interbank market	57,567,711	949,727	3,611,358	4,561,085	45,590,283	1,799,507	1,093,110	2,892,617
- Fixed rate	692,873,598	893,378	(513,808)	379,570	541,219,843	1,389,077	(5,992)	1,383,085
- Foreign currency	319,020,245	7,213,979	258,094	7,472,073	194,344,754	2,960,898	(345,557)	2,615,341
- IGPM (General Index of market pricing)	41,362	41,466	399	41,865	87,639	74,582	3,334	77,916
	R$ thousands
	On December 31, 2024				On December 31, 2023
	Notional value	Amortized cost	Fair value adjustment	Fair value	Notional value	Amortized cost	Fair value adjustment	Fair value
- Other	10,857,508	694,164	485,668	1,179,832	5,122,473	749,268	83,693	832,961
Liabilities (short position):	934,060,342	(10,271,413)	(702,357)	(10,973,770)	783,299,290	(8,124,013)	(907,138)	(9,031,151)
- Interbank market	246,185,275	(1,575,404)	(832,866)	(2,408,270)	32,577,474	(1,721,999)	(1,190,305)	(2,912,304)
- Fixed rate	477,454,859	(221,059)	(93,611)	(314,670)	438,339,819	(1,734,296)	(614,622)	(2,348,918)
- Foreign currency	202,546,445	(7,735,810)	208,073	(7,527,737)	284,842,617	(2,985,854)	(109,307)	(3,095,161)
- IGPM (General Index of market pricing)	103,000	(157,830)	(1,063)	(158,893)	190,560	(238,476)	(13,896)	(252,372)
- Other	7,770,763	(581,310)	17,110	(564,200)	27,348,820	(1,443,388)	1,020,992	(422,396)
Total	3,857,952,518	333,487	3,260,887	3,594,374	4,069,995,617	(129,754)	883	(128,871)

Derivatives include operations maturing in D+1 (day after reporting date).

(1)	Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$59,956,404 thousand (R$102,934,940 thousand on December 31, 2023); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$24,468,458 thousand (R$44,821,117 thousand on December 31, 2023); and
(2)	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$42,019,674 thousand (R$31,320,736 thousand on December 31, 2023).

Schedule of credit default swap

	R$ thousands
	On December 31, 2024	On December 31, 2023
Risk received in credit swaps - Notional	1,954,290	2,044,989
- Debt securities issued by companies	783,357	637,962
- Brazilian government bonds	714,560	808,158
- Foreign government bonds	456,373	598,869
Risk transferred in credit swaps - Notional	(1,120,806)	(1,297,469)
- Companies bonds	(154,807)	-
- Brazilian government bonds	(705,922)	(706,830)
- Foreign government bonds	(260,077)	(590,639)

Schedule of cash flow hedge

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	24,468,458	24,913,057	(147,831)	(81,307)
Hedge of interest payments on funding (1)	59,956,404	61,308,525	258,194	142,045
Total on December 31, 2024	84,424,862	86,221,582	110,363	60,738

Hedge of interest receipts from investments in securities (1)	44,821,117	45,285,081	138,891	76,390
Hedge of interest payments on funding (1)	102,934,940	103,287,896	(779,599)	(428,779)
Total on December 31, 2023	147,756,057	148,572,977	(640,708)	(352,389)
(1)	Refers to the DI interest rate risk, using DI Futures contracts in B3, Swaps and e FED funds, with the maturity dates until 2030, making the cash flow fixed.

Schedule of fair value hedge

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Debenture hedge	18,555	22,072	79	43
Total on December 31, 2024 (1)	18,555	22,072	79	43

(1) Referring to the risk of Debentures, using Swap contracts, with maturity dates through 2031. There were no strategies in this operation as of December 31, 2023.

Schedule of hedge of investments abroad

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	5,603,750	5,166,624	(1,536,225)	(805,635)
Total on December 31, 2024	5,603,750	5,166,624	(1,536,225)	(805,635)

Hedge of exchange variation on future cash flows (1)	4,477,297	4,149,708	(702,728)	(368,528)
Total on December 31, 2023	4,477,297	4,149,708	(702,728)	(368,528)
(1)	For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

Schedule of financial assets and liabilities subject to net settlement

	R$ thousands
	On December 31, 2024			On December 31, 2023
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	178,260,906	-	178,260,906	186,599,349	-	186,599,349
Derivative financial instruments	19,834,985	-	19,834,985	15,413,349	-	15,413,349

Financial liabilities
Securities sold under agreements to repurchase	165,916,852	-	165,916,852	169,570,218	-	169,570,218
Derivative financial instruments	16,240,611	-	16,240,611	15,542,220	-	15,542,220